EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
EQUIPMENT, NET

NOTE 4 – EQUIPMENT, NET

Equipment consisted of the following:

	June 30, 2024	December 31, 2023
Operating equipment	$1,863	$-
	1,863	-
Less: accumulated depreciation	(52)	-
Equipment, net	$1,811	$-

Depreciation expenses for the six months ended June 30, 2024 and 2023 were $52 and $0, respectively. Management evaluates if any circumstance change that make aggregate undiscounted future cash flow generate by the equipment will be less than its carrying amount in annual basis. There is not any impairment situation for the six months ended June 30, 2024 and 2023, respectively.